Discontinued Operations Discontinued Operations - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax (benefit) provision included in income (loss) on disposition	$ (4)	$ (12)	$ 6
Separation costs	127	36	3
Accumulated other comprehensive income, net of tax, transferred to former subsidiary	(1,155)
Accumulated Other Comprehensive Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accumulated other comprehensive income, net of tax, transferred to former subsidiary	35
Plastics, Adhesives, Ludlow Coated Products and A&E Products Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax (benefit) provision included in income (loss) on disposition	$ (4)	$ (12)	$ 9